Plant and equipment - Summary of Detailed Information about Property Plant and Equipment (Detail) - Li Cycle Holdings Corp [Member] - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 5,602,580	$ 1,060,792
Ending Balance	26,389,463	5,602,580
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	6,237,298	1,246,396
Additions	22,379,255	5,107,663
Disposals	(40,323)	(150,690)
Foreign Exchange on Translation		33,929
Ending Balance	28,576,230	6,237,298
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(634,718)	(185,604)
Depreciation expensed	(1,562,107)	(494,516)
Disposals	10,058	43,744
Foreign Exchange on Translation		1,658
Ending Balance	(2,186,767)	(634,718)
Plant Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	3,960,216	872,540
Ending Balance		3,960,216
Ending Balance	20,551,512
Plant Equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	4,434,874	1,043,231
Additions	17,674,983	3,519,013
Disposals		(150,690)
Foreign Exchange on Translation		23,320
Ending Balance	22,109,857	4,434,874
Plant Equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(474,658)	(170,691)
Depreciation expensed	(1,083,687)	(350,173)
Disposals		43,744
Foreign Exchange on Translation		2,462
Ending Balance		(474,658)
Ending Balance	(1,558,345)
Storage Containers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	60,209	52,213
Ending Balance	53,447	60,209
Storage Containers [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	67,619	53,610
Additions		13,914
Foreign Exchange on Translation		95
Ending Balance	67,619	67,619
Storage Containers [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(7,410)	(1,397)
Depreciation expensed	(6,762)	(5,977)
Foreign Exchange on Translation		(36)
Ending Balance	(14,172)	(7,410)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	132,777	88,520
Ending Balance	129,984	132,777
Vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	157,604	90,707
Additions	62,017	68,243
Disposals	(40,323)
Foreign Exchange on Translation		(1,346)
Ending Balance	179,298	157,604
Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(24,827)	(2,187)
Depreciation expensed	(34,545)	(22,408)
Disposals	10,058
Foreign Exchange on Translation		(232)
Ending Balance	(49,314)	(24,827)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,449,378	47,519
Ending Balance	5,654,520	1,449,378
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,577,201	58,848
Additions	4,642,255	1,506,493
Foreign Exchange on Translation		11,860
Ending Balance	6,219,456	1,577,201
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(127,823)	(11,329)
Depreciation expensed	(437,113)	(115,958)
Foreign Exchange on Translation		(536)
Ending Balance	$ (564,936)	$ (127,823)